Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and Cash Equivalents	$ 1,231,434	$ 249,521	$ 256,970
Restricted Cash	224,354	165,145	172,530
Accounts Receivable, Net	76,063	226,614	895,769
Inventory, Net	458,636	221,868	132,747
Other Current Assets	450,187	122,101	211,923
Total Current Assets	2,440,674	985,249	1,669,939
PROPERTY AND EQUIPMENT, NET	28,897	22,027	5,807
OTHER ASSETS
Intangible Assets, Net		6,666	26,667
Other Assets	172,777	231,624	201,887
Total Other Assets	172,777	238,290	228,554
Total Assets	2,642,349	1,245,566	1,904,300
CURRENT LIABILITIES
Accounts and Other Payables	3,353,174	3,157,810	2,998,308
Due to Related Parties	300,000	512,711	543,861
Short Term Debt	567,486	865,988	747,728
Current Portion of Long-Term Debt	47,944
Total Current Liabilities	4,268,604	4,536,509	4,289,897
LONG-TERM DEBT	67,921
LONG-TERM DIVIDENDS PAYABLE		415,625	283,772
STOCKHOLDERS’ EQUITY
Common Stock, $0.00001 par value; 100,000,000 shares authorized; 74,070,292 and 52,671,395 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	741	527	514
Additional Paid-In Capital	38,576,077	34,768,615	34,052,704
Accumulated Comprehensive Loss	(132,508)	(153,254)	(195,287)
Accumulated Deficit	(40,138,485)	(38,322,456)	(36,527,300)
Total Stockholders’ Equity (Deficit)	(1,694,175)	(3,706,568)	(2,669,369)
Total Liabilities and Stockholders’ Equity	2,642,349	1,245,566	1,904,300
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred Stock, value